OTHER CURRENT ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Other Assets [Abstract]
Prepaid expenses	$ 4,031	$ 4,285
Other receivables	5,249	14,435
Prepaid expenses and other assets	$ 9,280	$ 18,720